VOYA EQUITY TRUST

Voya Multi-Manager Mid Cap Value Fund

Voya VACS Series MCV Fund

(together, the “Funds”)

Supplement dated February 17, 2026

to the Voya Multi-Manager Mid Cap Value Fund’s Class I Shares’ Summary Prospectus and Prospectus

and Voya VACS Series MCV Fund Shares’ Summary Prospectus and Prospectus

(collectively, the “Prospectuses”)

and related Statements of Additional Information, (together, the “SAIs”), each dated September 30, 2025

Effective April 6, 2026, all references to Mr. Jeffrey M. Graff, CFA as a portfolio manager for the Funds are hereby deleted in their entirety from the Prospectuses and SAIs.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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